Schedule of Investments (unaudited)	iShares® MSCI Russia ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 0.4%
Sberbank of Russia PJSC(a)(b)	18,835,860	$3,002
TCS Group Holding PLC, GDR(a)(b)	289,152	46
VTB Bank PJSC(a)	8,307,845,016	1,324
		4,372
Capital Markets — 0.1%
Moscow Exchange MICEX-RTS PJSC(a)(b)	4,737,800	755

Chemicals — 0.4%
PhosAgro PJSC(a)	2,875	—
PhosAgro PJSC, GDR(a)	446,408	4,436
		4,436
Electric Utilities — 2.0%
Inter RAO UES PJSC(a)	136,938,300	21,823

Food & Staples Retailing — 0.0%
Magnit PJSC, GDR(a)	990,696	30
X5 Retail Group NV, GDR(a)	374,475	59
		89
Interactive Media & Services — 0.0%
VK Co. Ltd.(a)(b)	393,252	63
Yandex NV(a)(b)	361,376	57
		120
Internet & Direct Marketing Retail — 0.0%
Ozon Holdings PLC, GDR(a)(b)	106,824	17

Metals & Mining — 0.3%
Alrosa PJSC(a)	7,486,250	1,193
MMC Norilsk Nickel PJSC(a)	96,437	15
Novolipetsk Steel PJSC(a)	4,388,590	700
Polymetal International PLC(a)	834,056	133
Polyus PJSC(a)	89,129	14
Severstal PAO(a)	604,068	96
United Co. RUSAL International PJSC(a)(b)	5,811,330	926
		3,077
Oil, Gas & Consumable Fuels — 0.9%
Gazprom PJSC(a)	24,553,290	3,913
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
LUKOIL PJSC(a)	856,438	$137
Novatek PJSC, GDR(a)	125,086	1,251
Rosneft Oil Co. PJSC(a)	2,566,222	409
Surgutneftegas PJSC(a)	21,799,946	3,474
Tatneft PJSC(a)	3,516,781	560
		9,744
Wireless Telecommunication Services — 1.3%
Mobile TeleSystems PJSC, ADR(a)	1,388,222	13,882

Total Common Stocks — 5.4%
(Cost: $453,390,225)		58,315

Preferred Stocks

Oil, Gas & Consumable Fuels — 0.3%
Surgutneftegas PJSC, Preference Shares, NVS(a)	21,745,700	3,466

Total Preferred Stocks — 0.3%
(Cost: $11,913,761)		3,466

Short-Term Securities

Money Market Funds — 85.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	940,000	940,000

Total Short-Term Securities — 85.7%
(Cost: $940,000)		940,000

Total Investments in Securities — 91.4%
(Cost: $466,243,986)		1,001,781

Other Assets Less Liabilities — 8.6%		94,718

Net Assets — 100.0%		$1,096,499

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$970,000	$—	$(30,000	)(a)	$—	$—	$940,000	940,000	$1,009	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI Russia ETF
May 31, 2022

Fair Value Measurements (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$—	$58,315	$58,315
Preferred Stocks	—	—	3,466	3,466
Money Market Funds	940,000	—	—	940,000
	$940,000	$—	$61,781	$1,001,781

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening balance, as of August 31, 2021.	$—	$—	$—
Transfers into Level 3(a)	564,717,708	11,100,929	575,818,637
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	(1,154,673)	(61,247)	(1,215,920)
Net change in unrealized appreciation (depreciation)(b)	(592,121,759)	(11,384,482)	(603,506,241)
Purchases	48,077,429	586,463	48,663,892
Sales	(19,460,390)	(238,197)	(19,698,587)
Closing balance, as of May 31, 2022	$58,315	$3,466	$61,781
Net change in unrealized appreciation (depreciation) on investment still held at May 31, 2022(b)	$(592,121,759)	$(11,384,482)	$(603,506,241)

(a)	As of August 31, 2021, local Russian equities were valued using a Systematic Fair Value Price, which resulted in these investments being classified as level 2. As of May 31, 2022, the Global Valuation Committee determined that the Systematic Fair Value Price for local Russian equities were unreliable and valued the securities using unobservable inputs which resulted in a transfer from level 2 to level 3. Additionally, as of August 31, 2021, Russian exposed ADR and GDR securities were valued using the exchange close price which resulted in these investments being classified as level 1. As of May 31, 2022, certain Russian exposed ADR and GDR securities were halted or suspended. The Global Valuation Committee valued those securities using unobservable inputs which resulted in a transfer from level 1 to Level 3.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund's financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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